Group information - Summary of Associates (Details) - BRL (R$) R$ in Thousands				12 Months Ended
	Aug. 20, 2021	Aug. 17, 2021	Feb. 23, 2021	Dec. 31, 2021	Dec. 31, 2020
Collact Serviços Digitais Ltda. (“Collact”)
Disclosure of associates [line items]
Principal activities				Custom relationship management
% Groups's equity interest		25.00%		0.00%	25.00%
VHSYS Sistema de Gestão S.A. (“VHSYS”)
Disclosure of associates [line items]
Principal activities				Technology services
% Groups's equity interest			33.33%	0.00%	33.33%
Alpha-Logo Serviços de Informática S.A. (“Tablet Cloud”)
Disclosure of associates [line items]
Principal activities				Technology services
% Groups's equity interest				25.00%	25.00%
Trinks Serviços de Internet S.A. (“Trinks”)
Disclosure of associates [line items]
Principal activities				Technology services
% Groups's equity interest				19.90%	19.90%
Delivery Much Tecnologia S.A. ("Delivery Much")
Disclosure of associates [line items]
Principal activities				Food delivery marketplace
% Groups's equity interest			6.85%	29.50%	22.64%
Interest payable			R$ 34,998
APP Sistemas S.A. ("APP")
Disclosure of associates [line items]
Principal activities				Technology services
% Groups's equity interest	20.00%			20.00%	0.00%
Option of proportion of ownership additional interest in subsidiary	30.00%
Interest payable	R$ 1,641
APP Sistemas S.A. ("APP") | Bottom of range
Disclosure of associates [line items]
Period to acquire additional interest	2 years
APP Sistemas S.A. ("APP") | Top of range
Disclosure of associates [line items]
Period to acquire additional interest	3 years